FINANCIAL ASSETS (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Current financial assets:	€ 13,494	€ 10,398	€ 6,775	€ 3,899
Trade receivables and other current assets (Note 8)	2,249	1,445	3,357	1,926
Cash and cash equivalents	40,307	41,278	53,808	94,908	€ 10,901	€ 8,018
Amortized cost debt instruments [Member]
IfrsStatementLineItems [Line Items]
Current financial assets:	62,923	65,280	68,325	104,669
Trade receivables and other current assets (Note 8)	9,122	13,604	7,742	5,862
Current financial assets	13,494	10,398	6,775	3,899
Cash and cash equivalents	40,307	41,278	53,808	94,908
Current Financial Assets With Related Parties				76
Carrying amount [member]
IfrsStatementLineItems [Line Items]
Current financial assets:	62,923	65,280	68,325	104,513
Trade receivables and other current assets (Note 8)	9,122	13,604	7,742	5,706
Current financial assets	13,494	10,398	6,775	3,899
Cash and cash equivalents	40,307	41,278	53,808	94,908
Current Financial Assets With Related Parties				76
Fair Value [Member]
IfrsStatementLineItems [Line Items]
Current financial assets:	62,923	65,280	68,325	104,513
Trade receivables and other current assets (Note 8)	9,122	13,604	7,742	5,706
Current financial assets	13,494	10,398	6,775	3,899
Cash and cash equivalents	€ 40,307	€ 41,278	53,808	94,908
Current Financial Assets With Related Parties				€ 76